INVESTMENT IN ASSOCIATES AND JOINT VENTURES - Change in Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of changes in associates and joint ventures
Balance at beginning of year	$ 4,727	$ 2,973
Share of earnings for the year	118	248	$ 69
Foreign currency translation and other	167	219
Share of other comprehensive income	183	225
Distributions	(66)	(46)
Disposition of interest	(177)	0
Acquisitions	620	1,108
Balance at end of year	$ 5,572	$ 4,727	$ 2,973